Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
Entity Central Index Key	0001447346
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000072749
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	PRSNX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets generated positive total returns over the past 12 months as the Federal Reserve and other central banks began cutting interest rates, which broadly supported bond prices.

  Duration and yield curve positioning benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Tactically, adjusting the fund’s U.S. duration posture and positioning the fund to benefit from a steepening U.S. Treasury yield curve at times contributed over the period. Active currency management, specifically in the euro, Egyptian pound, and Japanese yen, also added value as the U.S. dollar came under pressure in 2025.

  The fund’s allocations in corporate credit weighed on performance versus the benchmark. While investment-grade and high yield corporate bonds were generally supportive in the first half of the period, increased market volatility and economic uncertainty pressured credit sectors more recently.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. By the end of the period, we had a more cautious and defensive positioning within corporate credit.

  The fund held derivatives during the period, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure, including credit and currency derivatives, weighed on absolute performance. However, interest rate derivatives aided absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,757	9,990	9,947
2015	9,847	9,896	10,043
2016	9,894	10,258	10,260
2016	10,263	10,532	10,406
2016	10,599	10,868	10,662
2016	10,353	10,203	10,383
2017	10,676	10,319	10,463
2017	10,877	10,613	10,590
2017	11,070	10,889	10,692
2017	11,066	10,869	10,704
2018	11,114	10,939	10,627
2018	11,040	10,796	10,715
2018	11,056	10,741	10,771
2018	11,034	10,562	10,761
2019	11,459	10,877	11,046
2019	11,780	11,129	11,412
2019	12,281	11,575	11,928
2019	12,216	11,446	11,838
2020	12,387	11,738	12,174
2020	12,135	11,752	12,213
2020	12,867	12,216	12,318
2020	13,201	12,405	12,435
2021	13,318	12,246	12,213
2021	13,410	12,277	12,224
2021	13,554	12,279	12,411
2021	13,319	11,997	12,350
2022	13,034	11,595	11,945
2022	12,283	10,655	11,358
2022	11,892	10,117	11,171
2022	11,488	9,979	11,050
2023	11,472	10,018	10,993
2023	11,700	10,178	11,250
2023	11,941	10,107	11,233
2023	12,301	10,184	11,338
2024	12,713	10,329	11,597
2024	12,787	10,256	11,615
2024	13,201	10,805	12,073
2024	13,410	10,656	12,191
2025	13,490	10,637	12,290
2025	13,578	10,978	12,319

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Investor Class)	6.18%	2.27%	3.11%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	7.03	-1.35	0.94
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	6.06	0.17	2.11

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,910,686,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 7,232,000
InvestmentCompanyPortfolioTurnover	134.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,910,686 Number of Portfolio Holdings442
Holdings [Text Block]
Foreign Government Obligations & Municipalities	42.5%
Corporate Bonds	25.2
Asset-Backed Securities	12.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.3
Non-U.S. Government Mortgage-Backed Securities	2.2
Securities Lending Collateral	1.4
Municipal Securities	1.3
Bank Loans	1.0
Short-Term and Other	6.1

Largest Holdings [Text Block]
United Kingdom Gilt	6.0%
Government of Malaysia	5.2
Republic of Korea	4.5
U.S. Treasury Inflation-Indexed Notes	4.3
Government of Japan, Inflation-Indexed	4.3
U.S. Treasury Notes	3.2
Bundesrepublik Deutschland Bundesanleihe	2.3
Republic of Indonesia	2.3
Government of Singapore	2.0
Government of Japan	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000072750
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Advisor Class
Trading Symbol	PRSAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets generated positive total returns over the past 12 months as the Federal Reserve and other central banks began cutting interest rates, which broadly supported bond prices.

  Duration and yield curve positioning benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Tactically, adjusting the fund’s U.S. duration posture and positioning the fund to benefit from a steepening U.S. Treasury yield curve at times contributed over the period. Active currency management, specifically in the euro, Egyptian pound, and Japanese yen, also added value as the U.S. dollar came under pressure in 2025.

  The fund’s allocations in corporate credit weighed on performance versus the benchmark. While investment-grade and high yield corporate bonds were generally supportive in the first half of the period, increased market volatility and economic uncertainty pressured credit sectors more recently.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. By the end of the period, we had a more cautious and defensive positioning within corporate credit.

  The fund held derivatives during the period, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure, including credit and currency derivatives, weighed on absolute performance. However, interest rate derivatives aided absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,753	9,990	9,947
2015	9,837	9,896	10,043
2016	9,879	10,258	10,260
2016	10,243	10,532	10,406
2016	10,571	10,868	10,662
2016	10,309	10,203	10,383
2017	10,633	10,319	10,463
2017	10,829	10,613	10,590
2017	11,025	10,889	10,692
2017	10,999	10,869	10,704
2018	11,038	10,939	10,627
2018	10,966	10,796	10,715
2018	10,964	10,741	10,771
2018	10,944	10,562	10,761
2019	11,347	10,877	11,046
2019	11,655	11,129	11,412
2019	12,151	11,575	11,928
2019	12,078	11,446	11,838
2020	12,227	11,738	12,174
2020	11,981	11,752	12,213
2020	12,683	12,216	12,318
2020	13,013	12,405	12,435
2021	13,108	12,246	12,213
2021	13,188	12,277	12,224
2021	13,331	12,279	12,411
2021	13,079	11,997	12,350
2022	12,791	11,595	11,945
2022	12,046	10,655	11,358
2022	11,655	10,117	11,171
2022	11,252	9,979	11,050
2023	11,228	10,018	10,993
2023	11,443	10,178	11,250
2023	11,671	10,107	11,233
2023	12,014	10,184	11,338
2024	12,407	10,329	11,597
2024	12,471	10,256	11,615
2024	12,865	10,805	12,073
2024	13,073	10,656	12,191
2025	13,129	10,637	12,290
2025	13,206	10,978	12,319

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Advisor Class)	5.89%	1.96%	2.82%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	7.03	-1.35	0.94
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	6.06	0.17	2.11

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,910,686,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 7,232,000
InvestmentCompanyPortfolioTurnover	134.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,910,686 Number of Portfolio Holdings442
Holdings [Text Block]
Foreign Government Obligations & Municipalities	42.5%
Corporate Bonds	25.2
Asset-Backed Securities	12.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.3
Non-U.S. Government Mortgage-Backed Securities	2.2
Securities Lending Collateral	1.4
Municipal Securities	1.3
Bank Loans	1.0
Short-Term and Other	6.1

Largest Holdings [Text Block]
United Kingdom Gilt	6.0%
Government of Malaysia	5.2
Republic of Korea	4.5
U.S. Treasury Inflation-Indexed Notes	4.3
Government of Japan, Inflation-Indexed	4.3
U.S. Treasury Notes	3.2
Bundesrepublik Deutschland Bundesanleihe	2.3
Republic of Indonesia	2.3
Government of Singapore	2.0
Government of Japan	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169957
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	I Class
Trading Symbol	PGMSX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets generated positive total returns over the past 12 months as the Federal Reserve and other central banks began cutting interest rates, which broadly supported bond prices.

  Duration and yield curve positioning benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Tactically, adjusting the fund’s U.S. duration posture and positioning the fund to benefit from a steepening U.S. Treasury yield curve at times contributed over the period. Active currency management, specifically in the euro, Egyptian pound, and Japanese yen, also added value as the U.S. dollar came under pressure in 2025.

  The fund’s allocations in corporate credit weighed on performance versus the benchmark. While investment-grade and high yield corporate bonds were generally supportive in the first half of the period, increased market volatility and economic uncertainty pressured credit sectors more recently.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to various bond sectors, countries, and currencies. By the end of the period, we had a more cautious and defensive positioning within corporate credit.

  The fund held derivatives during the period, including currency, interest rate, and credit derivatives. The fund’s derivatives exposure, including credit and currency derivatives, weighed on absolute performance. However, interest rate derivatives aided absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	510,209	505,027	504,225
8/31/16	527,113	521,149	516,629
11/30/16	514,562	489,232	503,110
2/28/17	531,277	494,802	506,954
5/31/17	541,630	508,903	513,134
8/31/17	551,551	522,127	518,059
11/30/17	551,314	521,191	518,644
2/28/18	553,869	524,533	514,929
5/31/18	550,897	517,668	519,199
8/31/18	551,422	515,046	521,909
11/30/18	551,037	506,481	521,435
2/28/19	571,927	521,569	535,212
5/31/19	588,165	533,665	552,966
8/31/19	613,381	555,043	577,948
11/30/19	610,880	548,862	573,604
2/29/20	619,156	562,871	589,890
5/31/20	607,374	563,523	591,783
8/31/20	643,682	585,768	596,879
11/30/20	660,663	594,842	602,521
2/28/21	666,765	587,237	591,780
5/31/21	671,616	588,694	592,309
8/31/21	679,675	588,808	601,387
11/30/21	667,584	575,260	598,390
2/28/22	653,576	555,996	578,797
5/31/22	616,778	510,921	550,342
8/31/22	596,806	485,110	541,285
11/30/22	577,376	478,528	535,420
2/28/23	576,207	480,391	532,654
5/31/23	588,503	488,039	545,114
8/31/23	600,268	484,658	544,280
11/30/23	618,567	488,317	549,357
2/29/24	640,202	495,291	561,920
5/31/24	643,587	491,811	562,795
8/31/24	664,663	518,092	584,983
11/30/24	676,138	510,984	590,697
2/28/25	679,766	510,058	595,520
5/31/25	684,501	526,406	596,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/23/16
Global Multi-Sector Bond Fund (I Class)	6.36%	2.42%	3.48%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	7.03	-1.35	0.56
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	6.06	0.17	1.95

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,910,686,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 7,232,000
InvestmentCompanyPortfolioTurnover	134.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,910,686 Number of Portfolio Holdings442
Holdings [Text Block]
Foreign Government Obligations & Municipalities	42.5%
Corporate Bonds	25.2
Asset-Backed Securities	12.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.3
Non-U.S. Government Mortgage-Backed Securities	2.2
Securities Lending Collateral	1.4
Municipal Securities	1.3
Bank Loans	1.0
Short-Term and Other	6.1

Largest Holdings [Text Block]
United Kingdom Gilt	6.0%
Government of Malaysia	5.2
Republic of Korea	4.5
U.S. Treasury Inflation-Indexed Notes	4.3
Government of Japan, Inflation-Indexed	4.3
U.S. Treasury Notes	3.2
Bundesrepublik Deutschland Bundesanleihe	2.3
Republic of Indonesia	2.3
Government of Singapore	2.0
Government of Japan	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless